PENSIONS AND OTHER POST RETIREMENT BENEFITS - Investment Objectives (Details) - Defined benefits pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension and other PostRetirement Benefits,
Employer contributions		$ 132	$ 157
Contribution deposited in solvency reserve account		$ 1	$ 2
Expected cash contributions	$ 62
Equities
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		50.00%	50.00%
Equities | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		11.00%	12.00%
Equities | United States
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		19.00%	19.00%
Equities | Foreign
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		20.00%	19.00%
Fixed income | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		38.00%	41.00%
Real estate
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		100.00%	100.00%
Real estate | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage		12.00%	9.00%